Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	77 Months Ended	78 Months Ended	80 Months Ended	81 Months Ended	83 Months Ended	84 Months Ended	86 Months Ended	87 Months Ended	89 Months Ended	90 Months Ended	92 Months Ended	93 Months Ended	95 Months Ended	96 Months Ended	98 Months Ended	99 Months Ended	101 Months Ended	102 Months Ended	104 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 03, 2017	Dec. 31, 2015	Jun. 30, 2017	Mar. 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2017	Sep. 30, 2016	Mar. 31, 2018	Dec. 31, 2016	Jun. 30, 2018	Mar. 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Sep. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Jun. 30, 2019	Mar. 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Sep. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Jun. 30, 2020	Mar. 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Sep. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Dec. 31, 2022	Sep. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Jun. 30, 2023	Mar. 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Sep. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Sep. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Jun. 30, 2025	Mar. 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000131942
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,210		$ 10,429		$ 10,988		$ 10,983		$ 11,797		$ 12,520		$ 13,284		$ 13,830		$ 13,851		$ 13,459		$ 14,434		$ 12,146		$ 13,937		$ 14,728		$ 14,530		$ 15,904		$ 11,895		$ 14,659		$ 16,610		$ 20,685		$ 22,642		$ 23,205		$ 22,691		$ 23,735		$ 21,122		$ 17,415		$ 16,371		$ 18,610		$ 21,248		$ 22,974		$ 21,553		$ 24,257		$ 25,122		$ 24,486		$ 26,585	$ 25,522	$ 24,883	$ 28,164	$ 30,347	$ 31,571
C000190555
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 514,864		$ 546,243		$ 569,067		$ 570,811		$ 555,113		$ 595,667		$ 501,521		$ 575,981		$ 609,127		$ 601,441		$ 658,621		$ 493,471		$ 608,186		$ 689,277		$ 859,150		$ 941,528		$ 965,786		$ 945,065		$ 989,072		$ 881,127		$ 727,214		$ 683,829		$ 777,860		$ 889,134		$ 962,257		$ 903,441		$ 1,017,338		$ 1,054,642		$ 1,028,530		$ 1,117,527		$ 1,074,287		$ 1,048,007		$ 1,187,455		$ 1,280,241		$ 1,332,962
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		10,024		10,123		10,660		10,786		11,532		12,024		12,647		13,372		13,244		13,314		13,884		12,113		13,588		14,079		14,075		15,335		12,059		14,376		15,545		17,828		18,643		20,021		19,810		21,133		20,000		16,868		15,717		17,252		18,512		19,656		18,987		21,082		22,810		23,464		25,016	24,769	24,441	27,258	29,336	30,302
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000		511,592		538,103		568,937		563,466		566,473		590,700		515,375		578,122		599,003		598,848		652,451		513,054		611,657		661,387		758,506		793,181		851,823		842,842		899,113		850,914		717,656		668,714		734,000		787,625		836,279		807,824		896,962		970,480		998,326		1,064,354		1,053,829		1,039,870		1,159,732		1,248,137		1,289,227
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,101		$ 9,940		$ 10,679		$ 10,882		$ 11,608		$ 12,176		$ 12,927		$ 13,620		$ 13,377		$ 12,912		$ 13,456		$ 11,437		$ 12,811		$ 13,341		$ 13,208		$ 14,208		$ 10,417		$ 12,407		$ 14,172		$ 17,033		$ 18,203		$ 19,115		$ 18,787		$ 20,227		$ 18,933		$ 15,533		$ 14,774		$ 15,998		$ 17,650		$ 19,109		$ 18,236		$ 20,203		$ 21,548		$ 21,178		$ 23,304	$ 23,206	$ 22,607	$ 25,976	$ 28,068	$ 28,632
MSCI All Country World Index Industrials Plus Automobiles and Auto Components Net
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 510,965		$ 542,467		$ 571,542		$ 561,370		$ 541,851		$ 564,671		$ 479,950		$ 537,604		$ 559,858		$ 554,271		$ 596,250		$ 437,136		$ 520,658		$ 594,721		$ 714,796		$ 763,884		$ 802,137		$ 788,382		$ 848,821		$ 794,529		$ 651,837		$ 619,992		$ 671,333		$ 740,694		$ 801,917		$ 765,282		$ 847,819		$ 904,260		$ 888,745		$ 977,957		$ 973,841		$ 948,711		$ 1,090,086		$ 1,177,874		$ 1,201,550